Goodwill - Changes in carrying amount and impairment testing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 29,702	$ 29,702
Impairment	0	0
Exchange differences	0	0
Goodwill at end of period	29,702	29,702
U.S. Silicon Metal
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	17,230	17,230
Impairment	0	0
Exchange differences	0	0
Goodwill at end of period	17,230	17,230
U.S. Silicon Based Alloys
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	12,472	12,472
Impairment	0	0
Exchange differences	0	0
Goodwill at end of period	$ 12,472	$ 12,472